Related party transactions - Schedule of Receivables Due from Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Balances with affiliated entities
Other receivables	$ 0	$ 98,133
Balances with management personnel
Related party payables	103,764	125,329
BHP Billiton (UK) DDS Limited
Balances with affiliated entities
Other receivables	0	23,133
Shareholder loan
Balances with affiliated entities
Other receivables	0	75,000
Other related parties
Balances with management personnel
Related party payables	$ 103,764	$ 125,329